Schedule of Option Pricing Model and Adopted Fair Value Per Share (Details) - $ / shares		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)*	[1]	$ 27.44
Risk-free interest rate		4.30%
Expected volatility		73.05%
Contractual term (in years)		10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)*	[1]		$ 23.80
Risk-free interest rate			4.23%
Expected volatility			59.65%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)*	[1]		$ 26.60
Risk-free interest rate			4.24%
Expected volatility			60.29%

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).